Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
List of Particular Subsidiaries Principally Affect Results, Assets or Liabilities
All th
e
 subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital	Proportion of ownership interest held by the Company	Principal activity
Xiamen Airlines Company Limited (“Xiamen Airlines”) (i)	PRC	RMB14,000,000,000	55%	Airline transportation
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB6,000,000,000	60%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB1,281,000,000	60%	Airline transportation
China Southern Air Logistics Co., Ltd. (“Logistics Company”) (i)	PRC	RMB1,818,181,820	55%	Logistics operations
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB240,000,000	70.50%	Air catering
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB100,000,000	100%	Airport ground services
Nan Lung International Freight Limited	Hong Kong	HKD3,270,000	51%	Freight services

Name of company	Place of establishment/ operation	Registered capital	Proportion of ownership interest held by the Company	Principal activity
SAIETC (i)	PRC	RMB30,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (i)	PRC	RMB469,848,400	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB10,000,000,000	100%	Airline transportation
Shenyang Northern Aircraft Maintenance Co., Ltd. (i)	PRC	RMB31,520,545	100%	Aircraft repair and maintenance services
Guangdong Southern Airline Pearl Aviation Services Company Limited (i)	PRC	RMB5,000,000	100%	Hotel management services
Southern Airlines Nansha Finance Leasing (Guangzhou) Co., Ltd. (i)	PRC	RMB2,000,000,000	100%	Leasing services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	General Aviation Limited

Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration received from third parties on partial disposal of equity interests	332
Capital injection from third parties	510
Less: Portion of net assets of General Aviation Limited disposed	667

Other reserves in equity	175

Xiamen Airlines Company Limited [member]
Statement [LineItems]
Financial Information Related to Subsidiary with Material non-controlling Interests

•	Set out below are the summarized financial information for Xiamen Airlines.

	2022	2021
	RMB million	RMB million
Non-controlling interests percentage	45%	45%

Current assets	4,016	3,137
Non-current assets	47,173	48,775
Current liabilities	(18,235)	(18,601)
Non-current liabilities	(15,442)	(13,781)
Net assets	17,512	19,530
Carrying amount of non-controlling interests	8,100	9,103

Revenue	20,079	21,037
Loss for the year	(2,122)	(938)
Total comprehensive income	(2,018)	(1,071)
Loss allocated to non-controlling interests	(1,049)	(455)
Dividend paid to non-controlling interests	—	—

Net cash generated from operating activities	3,423	4,291
Net cash used in investing activities	(1,999)	(1,099)
Net cash used in financing activities	(1,489)	(2,529)

China Southern Air Logistics Co Ltd [member]
Statement [LineItems]
Financial Information Related to Subsidiary with Material non-controlling Interests
•	Set out below are the summarized financial information for Logistics Company.

	2022	2021
	RMB million	RMB million
Non-controlling interests percentage	45%	45%

Current assets	10,330	12,124
Non-current assets	6,543	2,046
Current liabilities	(3,535)	(3,505)
Non-current liabilities	(50)	(91)
Net assets	13,288	10,574
Carrying amount of non-controlling interests	6,058	4,814

Revenue	21,538	19,659
Profit for the year	4,654	5,693
Total comprehensive income	4,654	5,693
Profit allocated to non-controlling interests	2,113	2,572
Dividend paid to non-controlling interests	881	650

Net cash generated from operating activities	4,069	6,872
Net cash generated from/ (used) in investing activities	1,659	(3,390)
Net cash used in financing activities	(3,306)	(2,486)

Guangzhou Baiyun International Logistic Company Limited [member]
Statement [LineItems]
Financial Information Related to Acquisition
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Cash consideration paid	260
Less: Portion of net assets of Baiyun Logistic acquired	105

Other reserves in equity	155

Southern Airlines Freight and Logistics Co.,Ltd [Member]
Statement [LineItems]
Financial Information Related to Acquisition
The above transactions had the following effect on the Group’s other reserves in equity:

RMB million
Capital injection from third parties	3,355
Less: Portion of net assets of Logistics Company disposal	2,830

Other reserves in equity	525